OLD WESTBURY FUNDS, INC.

Old Westbury Large Cap Strategies Fund

Old Westbury Small & Mid Cap Strategies Fund

Old Westbury Strategic Opportunities Fund

(together, the “Funds”)

Supplement dated July 2, 2019 to the
Prospectus dated March 1, 2019, as supplemented to date

This Supplement updates, and should be read in conjunction with, the information provided in the Funds’ Prospectus dated March 1, 2019, as supplemented to date.

Effective immediately, the Old Westbury Strategic Opportunities Fund’s name will change to the “Old Westbury Multi-Asset Opportunities Fund,” and the Old Westbury Strategic Opportunities Fund’s ticker symbol will change from “OWSOX” to “OWMAX.” In this regard, the Old Westbury Strategic Opportunities Fund’s wholly-owned subsidiary, OWF Strategic Opportunities Fund Ltd., will change its name to “OWF Multi-Asset Opportunities Fund Ltd.”

Additionally, Mr. Jared B. Olivenstein has joined Bessemer Investment Management LLC (the “Adviser”), the investment adviser to the Old Westbury Strategic Opportunities Fund, as Principal and Co-Portfolio Manager. Effective immediately, Mr. Olivenstein will become a Co-Portfolio Manager of the Old Westbury Strategic Opportunities Fund and will be joining Mr. Amit Bortz, Co-Portfolio Manager, and Mr. Anthony Wile, Associate Portfolio Manager, to manage the portion of the Old Westbury Strategic Opportunities Fund managed by the Adviser.

Further, effective immediately, Ms. Holly MacDonald, who has been promoted to Northeast Region Head of Bessemer Trust Company, N.A. (“Bessemer”), will no longer serve as a portfolio manager of the Old Westbury Large Cap Strategies Fund and Old Westbury Small & Mid Cap Strategies Fund. Ms. MacDonald, however, continues to hold a role as a Senior Investment Strategist at Bessemer.

Accordingly, effective immediately:

•	All references to the “Old Westbury Strategic Opportunities Fund” are deleted in their entirety and replaced with the “Old Westbury Multi-Asset Opportunities Fund” and all references to ticker symbol “OWSOX” are hereby deleted in their entirety and replaced with “OWMAX.”

•	All references to the “OWF Strategic Opportunities Fund Ltd. are deleted in their entirety and replaced with the “OWF Multi-Asset Opportunities Fund Ltd.”

In addition, effective immediately:

•	The fourth paragraph in the section entitled “Old Westbury Large Cap Strategies Fund – Management of the Fund – Portfolio Managers and Sub-Advisers” beginning on page 8 is hereby deleted in its entirety.

•	The second paragraph in the section entitled “Old Westbury Small & Mid Cap Strategies Fund – Management of the Fund – Portfolio Managers and Sub-Advisers” beginning on page 17 is hereby deleted in its entirety.

•	The following will be added as the fourth paragraph to the “Old Westbury Strategic Opportunities Fund – Management of the Fund – Portfolio Managers and Sub-Advisers” beginning on page 24:

Mr. Jared B. Olivenstein, Principal and Co-Portfolio Manager of the Adviser, has managed the Fund since July 1, 2019.

•	The second paragraph in the section “WHO MANAGES THE FUNDS? – Old Westbury Large Cap Strategies Fund” beginning on page 53 is hereby deleted in its entirety.

•	The second paragraph in the section “WHO MANAGES THE FUNDS? – Old Westbury Small & Mid Cap Strategies Fund” beginning on page 55 is hereby deleted in its entirety.

•	The following will be added as the fourth paragraph to “WHO MANAGES THE FUNDS? – Old Westbury Strategic Opportunities Fund” beginning on page 59:

Mr. Jared B. Olivenstein, Principal and Co-Portfolio Manager of the Adviser, has managed the Fund since July 1, 2019. Prior to joining the Adviser, Mr. Olivenstein was an Executive Director and Portfolio Manager at JPMorgan Asset Management, responsible for the Strategic Income Opportunities family of funds. Prior to joining JPMorgan Asset Management, Mr. Olivenstein was a foreign exchange and commodities sales and trading associate with JPMorgan Chase Securities Inc. Mr. Olivenstein earned a B.S. in Business Administration from Carnegie Mellon University.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

OLD WESTBURY FUNDS, INC.

Old Westbury Large Cap Strategies Fund

Old Westbury Small & Mid Cap Strategies Fund

Old Westbury Strategic Opportunities Fund

(together, the “Funds”)

Supplement dated July 2, 2019 to the
Statement of Additional Information dated March 1, 2019, as supplemented to date

This Supplement updates, and should be read in conjunction with, the information provided in the Funds’ SAI dated March 1, 2019, as supplemented to date.

Effective immediately, the Old Westbury Strategic Opportunities Fund’s name will change to the “Old Westbury Multi-Asset Opportunities Fund,” and the Old Westbury Strategic Opportunities Fund’s ticker symbol will change from “OWSOX” to “OWMAX.” In this regard, the Old Westbury Strategic Opportunities Fund’s wholly-owned subsidiary, OWF Strategic Opportunities Fund Ltd., will change its name to “OWF Multi-Asset Opportunities Fund Ltd.”

Additionally, Mr. Jared B. Olivenstein has joined Bessemer Investment Management LLC (the “Adviser”), the investment adviser to the Old Westbury Strategic Opportunities Fund, as Principal and Co-Portfolio Manager. Effective immediately, Mr. Olivenstein will become a Co-Portfolio Manager of the Old Westbury Strategic Opportunities Fund and will be joining Mr. Amit Bortz, Co-Portfolio Manager, and Mr. Anthony Wile, Associate Portfolio Manager, to manage the portion of the Old Westbury Strategic Opportunities Fund managed by the Adviser.

Further, effective immediately, Ms. Holly MacDonald, who has been promoted to Northeast Region Head of Bessemer Trust Company, N.A. (“Bessemer”), will no longer serve as a portfolio manager of the Old Westbury Large Cap Strategies Fund and Old Westbury Small & Mid Cap Strategies Fund. Ms. MacDonald, however, continues to hold a role as a Senior Investment Strategist at Bessemer.

Accordingly, effective immediately:

•	All references to the “Old Westbury Strategic Opportunities Fund” are deleted in their entirety and replaced with the “Old Westbury Multi-Asset Opportunities Fund” and all references to ticker symbol “OWSOX” are hereby deleted in their entirety and replaced with “OWMAX.”

•	All references to the “OWF Strategic Opportunities Fund Ltd. are deleted in their entirety and replaced with the “OWF Multi-Asset Opportunities Fund Ltd.”

•	All references to Holly MacDonald with respect to the Old Westbury Large Cap Strategies Fund and Old Westbury Small & Mid Cap Strategies Fund are hereby deleted.

•	The following changes are made under the section entitled “WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS? – INVESTMENT ADVISER AND SUB-ADVISERS – Additional Portfolio Manager Information”:

o	The portion of the table under the heading “Other Accounts Managed by Portfolio Managers” for the “Strategic Opportunities Fund—BIM” beginning on page 52 is hereby deleted in its entirety and replaced with the following:

Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Multi-Asset Opportunities Fund
BIM
Amit Bortz	0	$0	1	$35,000,000	0	$0
Anthony Wile[2]	0	$0	1	$34,000,000	0	$0
Jared B. Olivenstein[3]	0	$0	1	$35,000,000	0	$0

o	The portion of the table under the heading “Other Accounts Managed by Portfolio Managers – Accounts and Assets for which an Investment Advisory Fee is Based on Performance—Strategic Opportunities Fund—BIM” beginning on page 55 is hereby deleted in its entirety and replaced with the following:
Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Multi-Asset Opportunities Fund
BIM
Amit Bortz	0	$0	0	$0	0	$0
Anthony Wile[2]	0	$0	0	$0	0	$0
Jared B. Olivenstein[3]	0	$0	0	$0	0	$0

2        This information is as of March 31, 2019.

3        This information is as of July 1, 2019.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE